Notes to consolidated statement of profit and loss and other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Upfront payments	€ 20,137	€ 9,103	€ 2,194
Milestone payments	9,677	500	343
Research and development service fees (FTE)	6,601	5,110	4,317
Total revenue	€ 36,415	€ 14,713	€ 6,854